Condensed Consolidated Balance Sheets (Parenthetical) - € / shares	Sep. 30, 2015	Dec. 31, 2014
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	57,234,463	60,106,780
Ordinary shares, shares outstanding	57,234,463	60,106,780